Concentrations and Risks - Schedule of Concentration Risk of Accounts Payable (Details) - Supplier Concentration Risk [Member] - Accounts Payable [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Company A [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable
Risk percentage
Company B [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable
Risk percentage
Company C [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable		$ 393,676
Risk percentage		14.60%
Supplier [Member]
Schedule of Concentration Risk of Accounts Payable [Line Items]
Accounts payable		$ 393,676
Risk percentage		14.60%